Leases - Schedule of Amounts Recognized in the Consolidated Statements of Financial Position (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Right-of-use assets
- Non-current	RM 1,767,760	$ 435,838	RM 2,277,208
Lease liabilities
- Non-current	1,594,586	393,143	2,095,605
- Current	501,018	123,525	397,705
Lease liabilities	RM 2,095,604	$ 516,668	RM 2,493,310